UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund:   BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 08/31/2012

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2012 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 81.8%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,545	$3,004,296

County/City/Special District/School District — 22.6%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,295	7,747,256
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	5,159,621
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,665	1,973,591
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC), 5.14%, 8/01/34 (a)	10,760	3,537,996
Chaffey Community College District, GO, Election of 2002, Series D, 5.00%, 6/01/37 (b)	6,145	6,954,788
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,015,520
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	7,198,608
City of San Jose California Hotel Tax Revenue, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,790,965
Clovis Unified School District, GO, CAB, Election of 2012, Series A (a):
5.19%, 8/01/32	6,070	2,187,749
5.23%, 8/01/33	5,420	1,840,849
5.26%, 8/01/34	8,280	2,653,657
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,168,050
El Camino Community College District, GO, Election 2002, Series C, 5.00%, 8/01/37 (b)	5,625	6,377,063
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	1,580	1,939,861
6.13%, 7/15/40	3,045	3,733,901
Kern High School District, GO, Refunding 5.00%, 8/01/33	6,085	6,937,083
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	6,030	7,332,842
Merced Union High School District, GO, CAB, Election of 2008, Series C, 5.32%, 8/01/37 (a)	5,200	1,405,508
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,171,485

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Millbrae School District San Mateo County California, GO, Election of 2011, 5.00%, 7/01/42	$3,570	$4,101,823
Milpitas Unified School District, GO, Series A, 5.00%, 8/01/37	5,250	6,004,268
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,676,811
7.00%, 3/01/34	5,000	5,771,350
Norwalk-La Mirada Unified School District California, GO, CAB, Refunding, Election of 2002, Series E (AGC), 5.18%, 8/01/38 (a)	25,000	6,642,500
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	3,076,544
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,694,950
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,445	7,268,091
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,183,506
6.50%, 8/01/39	2,000	2,321,700
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project, 5.75%, 5/01/42	2,010	2,337,308
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,947,950
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	2,000	2,272,200
West Contra Costa Unified School District California, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	5,004,894
West Valley-Mission Community College District, GO, Election of 2012, Series A, 5.00%, 8/01/34 (b)	3,000	3,444,690
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,982,265

		147,857,243

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2012	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education — 10.8%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	$2,500	$2,947,675
San Francisco University, 6.13%, 10/01/30	750	939,187
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,950,175
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/37	6,670	7,673,435
San Bernardino Community College District, GO, CAB, Election of 2002, Series D, 4.97%, 8/01/33 (a)	11,945	4,280,491
University of California, RB, Series O:
5.75%, 5/15/34	2,500	2,998,650
5.25%, 5/15/39	5,690	6,499,289
University of California, Refunding RB, Limited Project, Series G:
5.00%, 5/15/37	22,885	26,421,419
5.00%, 5/15/42	13,835	15,897,937

		70,608,258

Health — 16.9%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	5,000	5,316,700
6.25%, 8/01/39	3,010	3,575,489
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	4,740	5,406,539
Children’s Hospital, Series A, 5.25%, 11/01/41	5,000	5,532,000
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	15,000	16,493,250
Sutter Health, Series A, 5.25%, 11/15/46	19,000	20,117,960
Sutter Health, Series B, 6.00%, 8/15/42	9,650	11,564,367
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,325	2,757,682
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	7,071,900
Memorial Health Services, Series A, 5.00%, 10/01/33	4,250	4,822,390
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	5,000,708

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB, Series A:
Health Facility, Memorial Health Services, 6.00%, 4/01/13 (c)	$2,475	$2,558,779
Kaiser Permanente, 5.00%, 4/01/42	18,940	20,639,486

		110,857,250

State — 6.2%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,063,200
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,879,833
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	1,725	2,091,649
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,080	5,016,605
6.00%, 4/01/38	16,000	18,847,680

		40,898,967

Transportation — 8.9%
City of Los Angeles Department of
Airports, Refunding RB, Series A: 5.00%, 5/15/34	8,500	9,530,795
Senior, Los Angeles International Airport, AMT, 5.38%, 5/15/38	285	312,252
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,000	4,605,960
6.25%, 3/01/34	2,450	2,909,963
County of Orange California, ARB, Orange County Airport, Series B, 5.75%, 7/01/34	3,000	3,387,210
County of Sacramento California, ARB, Airport System, Senior Series B, 5.75%, 7/01/39	1,600	1,821,856
County of Sacramento California, RB:
Airport System, Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,775	9,482,353
Subordinated and Passenger Facility Lease, SFO Fuel, Series C (AGC), 5.75%, 7/01/39	3,000	3,405,690
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,983,436
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,253,738

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2012	2

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	$2,905	$3,559,496
5.50%, 3/01/41	10,000	11,789,500

		58,042,249

Utilities — 15.9%
City of Los Angeles California Wastewater Systems, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,687,750
Sub-Series A, 5.00%, 6/01/32	7,670	8,814,901
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,880,106
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,330	6,220,003
Waterworks Revenue, Series B, 5.00%, 7/01/43	5,000	5,781,350
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	8,000	9,331,040
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,937,350
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,950	3,367,573
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,770	8,724,312
San Diego Public Facilities Financing Authority, Refunding RB, Senior:
Series A, 5.25%, 5/15/29	4,000	4,763,400
Series A, 5.25%, 5/15/34	6,620	7,613,728
Series B, 5.75%, 8/01/35	5,000	5,991,050
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy, Sub-Series B, 5.00%, 11/01/41	8,470	9,643,688
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,676,695
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,829,112

		104,262,058

Total Municipal Bonds in California		535,530,321

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.6%
State — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$5,000	$5,961,600
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Senior Series C, 5.46%, 8/01/39 (a)	20,000	4,691,600

Total Municipal Bonds in Puerto Rico		10,653,200

Total Municipal Bonds – 83.4%		546,183,521

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
California — 21.6%
County/City/Special District/School District — 8.7%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	14,160,662
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,634,130
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,772,110
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,781,243
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	21,585,900

		56,934,045

Education — 0.7%
Mount Diablo California Unified School District, GO, Contra Costa County, Election of 2002 (NPFGC), 5.00%, 6/01/31	4,000	4,277,480

Health — 2.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	14,413	16,056,840

State — 1.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	11,410,100

Transportation — 2.0%
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,708	13,136,770

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2012	3

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (concluded)
Utilities — 6.0%
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	$5,000	$5,614,100
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	5,276,079
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	13,806,502
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	14,575,860

		39,272,541

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 21.6%		141,087,776

Total Long-Term Investments (Cost – $631,187,848) – 105.0%		687,271,297

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.01% (e)(f)	35,606,893	35,606,893

Total Short-Term Securities (Cost – $35,606,893) – 5.4%		35,606,893

Total Investments (Cost - $666,794,741*) – 110.4%		722,878,190
Liabilities in Excess of Other Assets – (0.6)%		(4,035,499)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.8)%		(64,170,140)

Net Assets – 100.0%		$654,672,551

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$602,638,818

Gross unrealized appreciation	$56,110,746
Gross unrealized depreciation	—

Net unrealized appreciation	$56,110,746

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Royal Bank of Scotland Group Plc	$16,776,541	$90,589

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at August 31, 2012	Income

BIF California Municipal Money Fund	16,251,129	19,355,764	35,606,893	—

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2012	4

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$687,271,297	—	$687,271,297
Short-Term Securities	$35,606,893	—	—	35,606,893

Total	$35,606,893	$687,271,297	—	$722,878,190

1See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, TOB trust certificates of $64,128,626 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended August 31, 2012.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date:	October 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date:	October 25, 2012